EQUITY-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
EQUITY-BASED COMPENSATION
EQUITY-BASED COMPENSATION

9. EQUITY-BASED COMPENSATION

Partnership Units

        Prior to the Company's restructuring and IPO, the Parent's ownership structure was comprised of common partners (principally outside investors) holding units and employees holding units, which collectively represented the partnership interests in the Parent and evidence of the right to receive distributions and allocations of net profit and losses as defined in the Parent Limited Partnership Agreement. The common partners contributed capital to the Parent and are not subject to vesting. Units granted to Managing Directors upon joining the Company and as part of annual incentive compensation generally vested based on service over five to eight years. Certain non-Managing Director employees were granted units as part of their incentive arrangements and these units generally vest based on service ratably over four years. In connection with the Company's restructuring and IPO, substantially all of the partner equity subject to vesting had been accelerated. Units granted to non-Managing Director employees were not accelerated in connection with the Company's restructuring and IPO and continue to vest based on the original terms of the grant.

        In connection with the reorganization and IPO, Group LP issued Class A partnership units to Moelis & Company and to certain existing holders of Old Holdings. Following the reorganization, a Group LP Class A partnership unit (not held by Moelis & Company or its subsidiaries) is exchangeable into one share of Moelis & Company Class A common stock and represents the Company's noncontrolling interests. As of September 30, 2014, partners held 38,993,858 Group LP partnership units, 730,207 of which were unvested and will continue to vest over their service life.

        For the three months ended September 30, 2014 and 2013, the Company recognized compensation expenses of $886 and $10,891, respectively in relation to vesting of units. For the nine months ended September 30, 2014 and 2013, the Company recognized compensation expenses of $100,835 and $34,810, respectively in relation to vesting of units. As of September 30, 2014, there was $10,434 of unrecognized compensation expense related to unvested Class A partnership units. The Company expects to recognize the unrecognized compensation expense at September 30, 2014, over a weighted-average period of 3.0 years, using the graded vesting method.

2014 Omnibus Incentive Plan

        In connection with the IPO, the Company adopted the Moelis & Company 2014 Omnibus Incentive Plan (the "Plan") to provide additional incentives to selected officers, employees, Managing Directors, non-employee directors, independent contractors, partners and consultants. The Plan provides for the issuance of incentive stock options ("ISOs"), nonqualified stock options, stock appreciation rights ("SARs"), restricted stock, RSUs, stock bonuses, other stock-based awards and cash awards.

Restricted Stock and Restricted Stock Units (RSUs)

        Pursuant to the Plan and in connection with the Company's IPO, annual compensation process and ongoing hiring process, the Company has issued 2,477,272 shares of restricted stock and RSUs in 2014 which generally vest over a service life of four to five years. For the three and nine months ended September 30, 2014, the Company recognized expenses of $4,509 and $7,835, respectively related to these awards.

        The following table summarizes activity related to restricted stock and RSUs for the nine months ended September 30, 2014.

	Restricted Stock & RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested Balance at January 1, 2014	—	$—
Granted	2,477,272	26.08
Forfeited	(56,642)	25.00
Vested	(9,190)	28.02

Unvested Balance at September 30, 2014	2,411,440	$26.10

        As of September 30, 2014, the total compensation expense related to unvested restricted stock and RSUs not yet recognized was $46,499. The Company assumes a forfeiture rate of 3% annually based on expected turnover and periodically reassesses this rate. The weighted-average period over which this compensation expense is expected to be recognized at September 30, 2014 is 3.2 years.

Stock Options

        Pursuant to the Plan and in connection with the IPO, the Company issued 3,501,881 stock options in 2014 which vest over a five-year period. The Company estimates the fair value of stock option awards using the Black-Scholes valuation model with the following assumptions:

Nine Months Ended September 30, 2014
Expected life (in years)	6
Weighted-average risk free interest rate	1.91%
Expected volatility	35%
Dividend yield	2.72%
Weighted-average fair value at grant date	$6.70

        The following table summarizes activity related to stock options for the nine months ended September 30, 2014.

	Stock Options Outstanding
	Number Outstanding	Weighted-Average Exercise Price Per Share
Outstanding at January 1, 2014	—	$—
Grants	3,501,881	25.00
Exercises	—	25.00
Forfeiture or expirations	(130,975)	25.00

Outstanding at September 30, 2014	3,370,906	$25.00

        For the three and nine months ended September 30, 2014, the Company recognized expenses of $1,094 and $2,046, respectively related to these stock options. As of September 30, 2014, the total compensation expense related to unvested stock options not yet recognized was $17,165. The Company assumes a forfeiture rate of 3% annually based on expected turnover and periodically reassesses this rate. This compensation expense is expected to be recognized over a weighted-average period of 4.1 years.

8. EQUITY-BASED COMPENSATION

        The Parent's ownership structure is comprised of common partners holding units ("Common Units") and employees holding units ("Management Units"), which collectively represent the partnership interests in the Parent and evidence the right to receive distributions and allocations of net profits and losses (and items thereof) as defined in the Parent amended and restated Limited Partnership Agreement, as amended and restated from time to time. Substantially all of these units participate equally in distributions and allocations of profits and losses. There is no expressed limit to the number of units which may be issued by the Parent. Each new unit issued has the effect of diluting each incumbent equity holder's interest. As of December 31, 2013, the total number of Parent units outstanding was 1,100,888, of which 882,080 related to Management Units provided to partner and non-partner employees of the Company, as described further below.

        The common partners contributed capital to the Parent and are not subject to vesting. Upon joining the Parent, certain partners were granted Management Units. Management Units provided upon joining the Company generally vest based on service over eight years beginning on the grant date as follows:

Years 1 through 4	0%
End of year 5	50%
End of year 6	66 2/3%
End of year 7	83 1/3%
End of year 8	100%

        In addition, Management Units are granted as part of certain partner's incentive arrangements. Management Units granted as part of a partner's incentive arrangements generally vest based on service over five years as follows:

Years 1 and 2	0%
End of year 3	33 1/3%
End of year 4	66 2/3%
End of year 5	100%

        Certain non-partner employees are granted Management Units as part of their incentive arrangements. These units generally vest based on service ratably over four years.

        Management Units granted to partners and non-partner employees identified as working for the Company are treated as a form of equity-based compensation and reported on the combined statements of operations in compensation and benefits and on the combined statements of financial condition in parent company equity. Compensation expenses on unvested units are calculated based on the grant date fair value of a Management Unit amortized over the vesting period.

        The measurement of the grant-date fair value requires the Company's Parent to make estimates about its future operating results and the appropriate risk-adjusted discount rates. The methods used to estimate the fair value of equity-based compensation include the market approach and the income approach, each of which involve a significant degree of judgment. Under the market approach, fair value is determined by multiplying net income and revenues of comparable public companies by the relevant valuation multiple—adjusted for differences between the Company's Parent and the referenced comparable. Under the income approach, fair value is determined by converting future cash flows to a single present amount (discounted) using current expectations about those future amounts. The significant assumptions used to develop the fair value estimates include the discount rate used under the income approach and the net income and revenue multiples used under the market approach.

        The following table presents the ranges of our significant assumptions used to develop the fair value estimates of equity-based awards:

Range for the Year Ended December 31,
Valuation Methodology	Significant Assumption	2013	2012	2011
Income approach	Discount rate	14% - 17%	18% - 20%	20% - 22%
Market approach	Forward income multiples	13.0 - 20.0	11.0 - 17.0	9.0 - 17.5
	Forward revenue multiples	1.5 - 3.25	N/A	N/A

        These assumptions could change in the future and have a material impact on the estimate of the fair value.

        Additionally, the calculation of compensation expenses on unvested Management Units assumes a forfeiture rate of 3% annually for partners and 5% annually for non-partner employees based upon expected turnover. For the years ended December 31, 2013, 2012 and 2011, the Company recognized compensation expenses of $48,539, $41,224 and $24,371, respectively in relation to equity-based awards. As of December 31, 2013, there were $95,609 of unrecognized compensation expenses related to unvested awards. The Company expects to recognize the value to be vested over a weighted-average period of 1.8 years, using the graded attribution method, which treats each vesting portion as a separate award.

        The activity related to the Management Units provided to partner and non- partner employees for the periods ended December 31, 2013, 2012 and 2011 is set forth below:

	Units	Weighted average fair value at grant date
Outstanding at January 1, 2011	745,152	$115.29
Granted	75,569	824.89
Forfeited	(19,329)	143.57

Outstanding at December 31, 2011	801,392	181.59
Granted	61,837	1,133.71
Forfeited	(8,226)	1,003.46

Outstanding at December 31, 2012	855,003	242.55
Granted	38,162	1,005.21
Forfeited	(11,085)	689.21

Outstanding at December 31, 2013	882,080	270.05

        The activity related to the unvested Management Units provided to partner and non-partner employees for the period ended December 31, 2013 is set forth below:

	Units	Weighted average fair value at grant date
Unvested Balance at January 1, 2013	554,522	$366.26
Granted	38,162	1,005.21
Forfeited	(11,085)	689.21
Vested	(128,642)	113.38

Unvested Balance at December 31, 2013	452,957	485.44

        The Company has provided employees with the opportunity to participate in the increased value of the Parent's equity, contingent upon a sale of the Parent or other defined liquidity event ("Rights"). Rights have been provided to enhance the Company's ability to attract and retain certain employees. Employees forfeit their Rights upon termination of employment for any reason. Rights outstanding totaled 11,634, 12,094 and 12,765 as of December 31, 2013, 2012, and 2011, respectively. As of December 31, 2013, the Company determined that it is not probable that the contingency will occur. Accordingly, no compensation expenses have been recorded related to these Rights for the periods ended December 31, 2013, 2012 and 2011.